Note 5 - Investments (Details Textual) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Proceeds from disposition of equity securities		$ 3,950
Transfer of gain on disposal of equity securities at FVOCI to deficit, net of tax
Tax on transfer of gain on disposal of equity securities at FVOCI to deficit,		177
Gains (losses) on remeasuring available-for-sale financial assets, before tax		14,493	(334)
Deferred tax liabilities, unrealized gain		1,713
Retained earnings [member]
Statement Line Items [Line Items]
Transfer of gain on disposal of equity securities at FVOCI to deficit, net of tax		1,137
Gains (losses) on remeasuring available-for-sale financial assets, before tax
Other disposals of assets [member]
Statement Line Items [Line Items]
Proceeds from disposition of equity securities, subsequent to period	$ 45